Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure
ACQUISITIONS
In July 2012, we completed the acquisition of The Crackerbox, LLC (“Crackerbox”) for total cash consideration of $61 million. No contingent assets or liabilities were acquired or assumed. In the first quarter of 2013, an independent appraisal of the assets acquired through the acquisition of Crackerbox was completed. The purchase price of Crackerbox was allocated based on the fair values of the assets acquired at the date of acquisition resulting from this appraisal. The primary changes to the preliminary purchase price allocation disclosed in the Form 10 consisted of an $18 million adjustment to goodwill resulting from a change in the estimated fair value of property and equipment. The purchase price allocation of the acquisition of Crackerbox was determined based on the acquisition-date fair values of the assets acquired and is as follows (in millions):

Inventories	$3
Property and equipment	38
Other assets	2
Goodwill	18
Total consideration	$61

The adjustment to property and equipment discussed above did not result in a material adjustment to depreciation expense.
We have not presented pro forma results of operations for the three and six months ended June 30, 2012 because this acquisition was not material to our results of operations.
During 2013, we acquired one new company operated site and converted three dealer/agent sites to company operated sites in our Retail–Canada segment for $4 million.

ACQUISITION
In June 2012, we signed an agreement with The Crackerbox, LLC to buy 29 convenience stores located in the Little Rock and Hot Springs, Arkansas areas. In July 2012, we completed the acquisition of these sites, including motor fuel inventories, for total cash consideration of $61 million, and no contingent assets or liabilities were acquired or assumed.
The assets acquired were recognized at their acquisition-date estimated fair values as follows (in millions):

Inventories	$3
Property and equipment	56
Other assets	2
Total consideration	$61

In the first quarter of 2013, we received an independent appraisal of the fair value of the assets acquired, which resulted in an $18 million adjustment to goodwill from a change in the estimated fair value of property and equipment.
We have not presented pro forma results of operations for the year ended December 31, 2012, or actual results of operations from the acquisition date through December 31, 2012, because this acquisition was not material to our results of operations. The combined statements of income for the year ended December 31, 2012 include the results of the acquisition since the acquisition date.